Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through P&L (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net Interest Income [Abstract]
Group borrowing under the TLTRO III-refinancing program	€ 22,400		€ 22,400
Net interest income related to EU government grants under the Targeted Longer-Term Refinancing Operations III (TLTRO III) program	€ (216)	€ (144)	€ (385)